Consolidated Statements of Cash Flows (USD $) In Thousands	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 94,590	$ 77,741
Adjustments to reconcile net income to net cash provided by operating activities:
Write-off of deferred financing fees - early debt extinguishment	17,418
Amortization of original issue discount - early debt extinguishment	2,437
Depreciation expense	28,558	27,940
Amortization of intangible assets	5,786	5,915
Amortization of deferred financing fees	1,884	3,195
Amortization of original issue discount	311	304
Increase in provision for inventory losses	14,582	10,877
Non-cash stock based compensation	2,895	2,376
Increase (decrease) in provision for losses on accounts receivable	309	(859)
Increase (decrease) in net deferred taxes	59	(1,381)
Changes in assets and liabilities:
Increase in receivables	(15,423)	(9,659)
Increase in inventory	(46,418)	(36,974)
Increase in accounts payable	36,155	3,725
Decrease in interest payable	(11,604)	(8,978)
Increase in accrued liabilities	12,975	22,756
Other working capital	1,866	619
Net cash provided by operating activities	146,380	97,597
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(27,808)	(20,969)
Acquisition of Lucky Vitamin, net of cash acquired	(20,998)
Other	(1,437)	(278)
Net cash used in investing activities	(50,243)	(21,247)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repurchase of Class A Preferred Stock	(223,107)
Redemption of Senior Toggle Notes	(300,000)
Redemption of Senior Subordinated Notes	(110,000)
Issuance of new equity	237,253	233
Borrowings on 2011 Senior Credit Facility	1,196,200
Proceeds from exercised stock options	11,125
Tax benefit from exercise of stock options	8,379
Payments on long-term debt	(1,184)	(1,340)
Deferred financing fees	(17,346)
Net cash used in financing activities	(143,062)	(1,107)
Effect of exchange rate on cash	(870)	33
Net (decrease) increase in cash	(47,795)	75,276
Beginning balance, cash and cash equivalents	193,902	89,948
Ending balance, cash and cash equivalents	146,107	165,224
2007 Senior Credit Facility
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of Senior Credit Facility	(644,382)
2011 Senior Credit Facility
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of Senior Credit Facility	$ (300,000)